Commitments	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Commitments
COMMITMENTS

a.	The Corporation leases various properties, vehicles, equipment and others under non-cancellable operating lease agreements.

Future minimum payments under operating leases are as follows:

(in millions of Canadian dollars)	2018	2017
No later than one year	38	31
Later than one year but no later than five years	66	40
More than five years	13	5
	117	76

b.	Capital and raw materials commitments

Capital expenditures and raw material contracted at the end of the reporting date but not yet incurred are as follows:

	2018		2017
(in millions of Canadian dollars)	PROPERTY, PLANT AND EQUIPMENT	INTANGIBLE ASSETS	PROPERTY, PLANT AND EQUIPMENT	INTANGIBLE ASSETS
No later than one year	84	8	51	8
Later than one year but no later than five years	8	6	—	14
More than five years	—	—	—	—
	92	14	51	22